Dunham Emerging Markets Stock Fund
Dunham Emerging Markets Stock Fund
Investment Objective:
The Fund seeks to maximize capital appreciation.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 135 of the Fund's Prospectus and in How to Buy and Sell Shares on page 91 of the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Dunham Emerging Markets Stock Fund	Class A	Class C	Class N
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price for purchases of $1 million or more)	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none	none
Redemption Fee	none	none	none
Exchange Fee	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Dunham Emerging Markets Stock Fund		Class A	Class C	Class N
Management Fees		0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		0.85%	0.85%	0.85%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses		2.01%	2.76%	1.76%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table may not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - Dunham Emerging Markets Stock Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	767	1,169	1,596	2,778
Class C	279	856	1,459	3,090
Class N	179	554	954	2,073

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 104% of the average value of its portfolio.

Principal Investment Strategies:

The Fund's Sub-Adviser seeks to achieve the Fund's investment objective by investing primarily in international emerging market equity securities traded on foreign stock exchanges. Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus borrowing for investment purposes) in stock of companies that are organized in or maintain at least 50% of their assets in, or that derive at least 50% of their revenues from, emerging market countries. The Fund defines equity securities to include: common stocks, preferred stocks (either convertible or non-convertible), rights, warrants, direct equity interests in trusts, partnerships, joint ventures and other unincorporated entities or enterprises, convertible debt instruments and special classes of shares available only to foreigners in markets that restrict ownership of certain shares or classes to their own nationals or residents. The Fund defines an emerging market country as any country that has been determined by an international organization, such as the World Bank, to have a low- to middle-income economy. Additionally, the Fund includes Singapore and Hong Kong Special Administrative Region of the People's Republic of China regardless of their economic income ranking.

In general, the Sub-Adviser buys stocks based upon positive country/industry trends, positive relative price strength, strong financial statements, dominant market share, high profit margins, and attractive valuation. The Sub-Adviser generally sells a stock if its relative price strength or its fundamentals become less attractive than other opportunities.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Although the Fund will strive to meet its investment objective, there is no assurance that it will do so. Many factors affect the Fund's net asset value and performance.

Currency Risk – Adverse changes in currency exchange rates (relative to the U.S. dollar) may erode or reverse any potential gains from the Fund's investments denominated in a foreign currency or may widen existing losses. Exchange rate movements are volatile and it may not be possible to effectively hedge the currency risks of many countries.

Emerging Markets Risks – Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems which do not protect securities holders. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

Foreign Investing – Investments in foreign countries are subject to currency risk and country-specific risks such as political, diplomatic, regional conflicts, terrorism, war, social and economic instability and policies that have the effect of decreasing the value of foreign securities. Foreign countries may be subject to different trading settlement practices, less government supervision, less publicly available information, limited trading markets and greater volatility than U.S. investments.

Liquidity Risk – Some securities may have few market-makers and low trading volume, which tend to increase transaction costs and may make it impossible for a Fund to dispose of a security position at all or at a price which represents current or fair market value.

Management Risk – The Fund is subject to management risk because it is an actively managed investment portfolio. The Sub-Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.

Stock Market Risk – Stock markets can be volatile. In other words, the prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Fund's investments may decline in value if the stock markets perform poorly.

Performance:

The following bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of Class N Shares of the Fund from year to year and by showing how the Fund's Class A, Class C and Class N average annual returns compare with those of a broad measure of market performance. The Class A sales charge is reflected in the average annual total return table. Past performance (before and after taxes) does not necessarily indicate how a Fund will perform in the future. Performance prior to March 3, 2008 is the performance of a Predecessor Fund. Updated performance information is available at no cost by visiting www.dunham.com or by calling toll free (888) 3DUNHAM (338-6426).

Class N Shares Annual Total Return for Years Ended December 31

During the periods shown in the bar chart, the highest return for a quarter was 53.31% (quarter ended June 30, 2009) and the lowest return for a quarter was -35.60% (quarter ended September 30, 2008).
Dunham Emerging Markets Stock Fund AVERAGE ANNUAL TOTAL RETURN
Average Annual Total Returns - Dunham Emerging Markets Stock Fund	1 Year	5 Years	Life of Fund		Inception Date
Class N	18.68%	(3.11%)	8.91%	[1]	Dec. 10, 2004
Class N After Taxes on Distributions	18.68%	(3.27%)	7.09%	[1]	Dec. 10, 2004
Class N After Taxes on Distributions and Sale of Fund Shares	12.14%	(2.69%)	7.13%	[1]	Dec. 10, 2004
Class C	17.56%	(4.08%)	7.85%	[1]	Dec. 10, 2004
Class A	11.51%	(4.51%)	(0.04%)	[1]	Jan. 03, 2007
MSCI Emerging Markets Index Net (reflects no deductions for fees, expenses, or taxes)	18.22%	(0.91%)	12.26%	[1]
[1]	The Fund's Class N and Class C shares commenced operations on December 10, 2004. The Fund's Class A shares commenced operations on January 3, 2007.

After-tax returns are estimated, and are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment, because such accounts are only subject to taxes upon distribution.  After tax returns for Class C and Class A shares, which are not shown, will vary from those of Class N shares.